Advances for Vessel Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Advances for Vessel Under Construction and Acquisitions
5.
Advances for Vessel Under Construction and Acquisitions
The amounts shown in the accompanying consolidated balance sheets mainly represent advance payments to a shipbuilder for one LPG carrier under construction that the Company agreed to acquire in 2019. The vessel, which was named “Eco Blizzard”, was delivered to the Company on February 5, 2021 after the payment of the delivery installment to the shipbuilder amounting to $23,152,125.
For the years ended December 31, 2019 and 2020, the movement of the account, advances for vessel under construction and acquisitions was as follows:

Balance, December 31, 2018	—
Advance for vessel under construction	2,891,283
Capitalized interest	97,620

Balance, December 31, 2019	2,988,903
Advance for vessel under construction	2,891,283
Capitalized interest	168,344
Supervision fees (Note 3)	210,970
Other capitalized expenses	279,615
Balance, December 31, 2020	6,539,115